OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER NON-CURRENT ASSETS
Ore stockpiles	$ 66,754	$ 53,885
Value added tax receivables	7,665	28,374
Income tax recoverable		1,152
Unamortized transaction costs	949	1,390
Other	2,063	5,303
Total other non-current assets	77,431	90,104
Lindero
OTHER NON-CURRENT ASSETS
Ore stockpiles	60,000	49,000
Seguela
OTHER NON-CURRENT ASSETS
Ore stockpiles	6,800	4,900
Value added tax receivables	$ 7,700
Yaramoko
OTHER NON-CURRENT ASSETS
Value added tax receivables		25,900
San Jose
OTHER NON-CURRENT ASSETS
Value added tax receivables		$ 2,500